Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Total
Balance at Dec. 31, 2018	$ 87,947	$ 591	$ 7,749	$ (29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	78,792,860
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(28,859)	(28,859)
Share capital issued through private placement	$ 1,728				1,728
Share capital issued through private placement, shares	9,597,931
Share issue costs	$ (344)				(344)
Flow-through share premium	(89)				(89)
Share capital issued as earn-in	$ 51				51
Share capital issued as earn-in, shares	300,000
Value allocated to warrants	$ (287)		287
Expired warrants			(2,080)	2,080
Forfeited/expired options			(1,781)	1,781
Balance at Dec. 31, 2019	$ 89,006	591	4,175	(54,341)	39,431
Balance, shares at Dec. 31, 2019	88,690,791
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(2,741)	(2,741)
Share capital issued through private placement	$ 1,480				1,480
Share capital issued through private placement, shares	21,142,857
Share issue costs	$ (124)				(124)
Value allocated to warrants	(735)		735
Expired warrants			(2,572)	2,572
Forfeited/expired options			(1,211)	1,211
Share-based payments			969		969
Balance at Dec. 31, 2020	$ 89,627	591	2,096	(53,299)	39,015
Balance, shares at Dec. 31, 2020	109,833,648
IfrsStatementLineItems [Line Items]
Net and comprehensive loss				(3,996)	(3,996)
Share capital issued through private placement	$ 1,990				1,990
Share capital issued through private placement, shares	8,290,665
Share issue costs	$ (90)				(90)
Value allocated to warrants	(495)		495
Expired warrants			(106)	106
Forfeited/expired options			(98)	98
Share-based payments			2,531		2,531
Exercised options	$ 112				112
Exercised options, shares	500,000
Exercised options fair value	$ 92		(92)
Exercised warrants	$ 1,641				1,641
Exercised warrants, shares	12,580,314
Exercised warrants	$ 574		(574)
Balance at Dec. 31, 2021	$ 93,451	$ 591	$ 4,252	$ (57,091)	$ 41,203
Balance, shares at Dec. 31, 2021	131,204,627